Consolidated Balance Sheets - USD ($) $ in Thousands	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021
Current assets:
Cash and cash equivalents	$ 153,521	$ 439,496	$ 1,352,984
Merchandise inventories	1,436,150	1,725,410	1,671,909
Prepaid expenses and other current assets	288,503	198,248	595,152
Total current assets	1,878,174	2,363,154	3,620,045
Long term investment securities	21,451	19,212	19,545
Property and equipment, net	1,050,526	1,027,387	918,418
Operating lease assets	1,321,665	1,562,857	1,587,101
Other assets	129,610	157,962	311,821
Total assets	4,401,426	5,130,572	6,456,930
Current liabilities:
Current portion of long-term debt	909,303	0
Accounts payable	697,889	872,445	986,045
Accrued expenses and other current liabilities	356,482	529,371	636,329
Merchandise credit and gift card liabilities	295,197	326,465	312,486
Current operating lease liabilities	313,368	346,506	360,061
Total current liabilities	2,572,239	2,074,787	2,294,921
Other liabilities	119,907	102,438	82,279
Operating lease liabilities	1,388,484	1,508,002	1,509,767
Income taxes payable	93,386	91,424	102,664
Long-term debt	1,026,053	1,179,776	1,190,363
Total liabilities	5,200,069	4,956,427	5,179,994
Shareholders' (deficit) equity:
Preferred stock - $0.01 par value; authorized - 1,000 shares; no shares issued or outstanding	0	0	0
Common stock - $0.01 par value; authorized - 900,000 shares; issued 382,339 and 344,146, respectively; outstanding 117,322 and 81,979 shares, respectively	3,823	3,441	3,432
Additional paid-in capital	2,427,739	2,235,894	2,152,135
Retained earnings	8,549,536	9,666,091	10,225,253
Treasury stock, at cost; 265,017 and 262,167 shares, respectively	(11,731,194)	(11,685,267)	(11,048,284)
Accumulated other comprehensive loss	(48,547)	(46,014)	(55,600)
Total shareholders' (deficit) equity	(798,643)	174,145	1,276,936
Total liabilities and shareholders' (deficit) equity	$ 4,401,426	$ 5,130,572	$ 6,456,930